Share issuances and warrants	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Share issuances and warrants

Note 17 – Share issuances and warrants

The fair value of warrants issued is based on the market price of the Company’s common shares on the issue date. All unexercised warrants outstanding at SRx Canada expired prior to the Merger.

The following table summarizes the continuity of the Company’s warrants. Note all pre-merger warrants listed below have been presented to reflect the legal acquirer’s capital structure:

	Warrants #	Weighted average price $
Warrants Outstanding on September 30, 2023	-	-
Issued	232,438	2.02
Exercised	-	-
Expired	-	-
Warrants Outstanding on September 30, 2024	232,438	$2.02
Issued	3,006,077	2.08
Exercised	(127,538)	1.99
Expired	(404,279)	1.98
Assumed in Merger	368,345	109.50
Warrants Outstanding on June 30, 2025	3,075,042	$14.94

On April 24, 2025, the Company issued to a single investor a combination of 1,280,000 shares of common stock, and 2,756,697 shares of pre-funded warrants to purchase Company Common Stock, (total of 4,036,697 shares issued) at a price of $2.18 per share, or $8.8 million in the aggregate, in a private placement transaction. No additional consideration is required to be paid to exercise the warrants and the warrant does not expire until conversion. The aggregate exercise price, except for a nominal $0.001 per share, was fully prepaid by the investor at issuance, requiring no additional consideration for exercise. The transaction was accounted for as an equity issuance because the number of common shares issuable upon exercise of the warrant is fixed. The proceeds were allocated between common share capital and warrants (additional paid-in capital) based on the $2.18 stock price and the par value of the shares issued. As of June 30, 2025, all 2,756,697 of these pre-funded warrants remained outstanding.

Additionally, during the nine months ended June 30, 2025, the Company issued 1,941,120 shares to for the settlement of inventory-related accounts payable of $2.9 million, and professional fee-related accounts payable of $3.1 million. The professional fees related to professional services provided for capital market activities (investor relations, legal, advisory, etc). No shares were issued in lieu of cash payments during the three months ended June 30, 2025 or three and nine months ended June 30, 2024.

Proceeds are intended to be used for general corporate purposes, including working capital and operational expenses. Issuance costs were not material and were expensed as incurred.

17. Share Issuances and Warrants

During the year ended September 30, 2024, the Company issued 264,439 common shares at a price of $4.80 per share through a private placement, for gross proceeds of $1,269. In connection with this issuance, each common share was accompanied by 0.5 share purchase warrants, resulting in the issuance of 132,220 warrants. Each warrant entitles the holder to purchase one additional common share at an exercise price of $5.75 per share, with a term of two years from the date of issuance. The transaction was accounted for as an equity issuance because the number of common shares issuable upon exercise of the warrant is fixed. The proceeds were allocated between common share capital and warrants (contributed surplus) based on the relative fair values of each component at the time of issuance. The fair value of the warrants was determined using the Black-Scholes option pricing model, with key assumptions including a risk-free interest rate of 3.24% and an expected share price volatility of 94.73%. As at September 30, 2024, the warrant reserve was valued at $294 (2023 - $nil).

Proceeds are intended to be used for general corporate purposes, including working capital and operational expenses. Issuance costs were not material and were expensed as incurred.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)